SUPPLEMENT DATED JANUARY 9, 2008
TO

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR FREEDOM NY, COLUMBIA ALL-STAR NY,
AND COLUMBIA ALL-STAR EXTRA NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

MFS Emerging Growth Series	MFS Growth Series

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

All-Stars (NY) 1/08